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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                        1275 Pennsylvania Avenue, NW
                                        Washington, D.C. 20004-2415
                                        202.383.0100 fax 202.637.3593
                                        www.sutherland.com
                                        ATLANTA AUSTIN HOUSTON
                                        NEW YORK WASHINGTON DC
W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

September 2, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MetLife Investors USA Insurance Company
    MetLife Investors USA Separate Account A
    Registration Statement on Form N-4 (Series VA)
    Pre-Effective Amendment No. 1
    File Nos. 333-176374/811-03365

Commissioners:

On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4 for the purpose of registering an individual flexible premium deferred variable annuity contract under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the principal underwriter have submitted requests for acceleration of effectiveness of the Amendment to September 30, 2011, or as soon thereafter as is reasonably practicable. The Company very much appreciates any assistance the SEC staff can provide in meeting such requests.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (202) 383-0590.

Sincerely,


/s/  W. Thomas Conner
--------------------------
W. Thomas Conner

Attachment
cc: Patrice M. Pitts, Esq.
    Michele H. Abate, Esq.
    John M. Richards, Esq.